UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place, 7th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-451-2010

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2008–June 30, 2009

Item 1. Proxy Voting Record

Each Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the period.

Effective September 2, 2008, Legg Mason Partners Investment Grade Bond Fund was renamed Legg Mason Partners Corporate Bond Fund.

Effective September 2, 2008, Legg Mason Partners Inflation Management Fund was renamed Legg Mason Partners Global Inflation Management Fund.

Effective September 2, 2008, Legg Mason Partners Short-Term Investment Grade Bond Fund was renamed Legg Mason Partners Short-Term Bond Fund.

Effective November 3, 2008, Legg Mason Partners Diversified Strategic Income Fund was renamed Legg Mason Partners Strategic Income Fund.

On December 5, 2008, Legg Mason Partners Government Securities Fund assumed the assets and certain liabilities of Legg Mason Partners Intermediate-Term U.S. Government Fund.

The Legg Mason Partners Global Income Fund was liquidated on March 13, 2009.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04254
Reporting Period: 07/01/2008 - 06/30/2009
Legg Mason Partners Income Trust

=============== LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== LEGG MASON PARTNERS CORE BOND FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== LEGG MASON PARTNERS CORE PLUS BOND FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== LEGG MASON PARTNERS CORPORATE BOND FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== LEGG MASON PARTNERS GLOBAL INCOME FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

                                     Page 1

============= LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== LEGG MASON PARTNERS HIGH INCOME FUND =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= LEGG MASON PARTNERS INTERMEDIATE MATURITY CALIFORNIA =============
=============                   MUNICIPALS FUND                    =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK ==============
==============                  MUNICIPALS FUND                   ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== LEGG MASON PARTNERS INTERMEDIATE-TERM U.S. GOVERNMENT FUND ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= LEGG MASON PARTNERS MANAGED MUNICIPALS FUND ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== LEGG MASON PARTNERS MASSACHUSETTS MUNICIPALS FUND ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

                                     Page 2

================ LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== LEGG MASON PARTNERS OREGON MUNICIPALS FUND ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== LEGG MASON PARTNERS SHORT-TERM BOND FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== LEGG MASON PARTNERS STRATEGIC INCOME FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

                                     Page 3

================ WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                     Page 4

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 25, 2009